Investments in Associates - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial statements [line items]
Assets	R$ 56,360,716	R$ 55,624,511
Liabilities	(38,391,360)	(38,565,098)
Shareholders' equity	17,969,356	17,059,413	R$ 16,009,749	R$ 16,189,250
Profit or loss in the year	2,083,180	1,046,297	R$ 459,023
Radar Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	2,240,694	2,362,536
Liabilities		(63,915)
Shareholders' equity	1,937,748	2,298,621
Profit or loss in the year	100,628	125,441
Radar II Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	829,739	1,026,024
Liabilities		(53)
Shareholders' equity	829,721	1,025,971
Profit or loss in the year	54,509	56,197
Novvi Limited Liability Company [member]
Statement of financial statements [line items]
Assets	81,729	42,739
Liabilities		(7,095)
Shareholders' equity	75,474	35,644
Profit or loss in the year	11,750	(24,415)
Tellus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	172,895	2,029,201
Liabilities		(99,135)
Shareholders' equity	(41,817)	1,930,066
Profit or loss in the year	(34,637)	97,044
Usina Santa Luiza SA [member]
Statement of financial statements [line items]
Assets	110,629	37,218
Liabilities		(24,050)
Shareholders' equity	(87,636)	13,168
Profit or loss in the year	(74,467)	(5,625)
Janus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	1,981,825	1,753,327
Liabilities		(162,531)
Shareholders' equity	1,839,478	1,590,796
Profit or loss in the year	R$ 133,134	R$ 116,357